Investment Objectives and Goals	Mar. 01, 2026
LargeCap Growth Fund I
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR LARGECAP GROWTH FUND I
LargeCap Value Fund III
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR LARGECAP VALUE FUND III
Tax-Exempt Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR TAX-EXEMPT BOND FUND